Revenues and Contract Costs - Reconciliation of Impact of Adoption of Topic 606 on Financial Statement (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Operating Revenues
Operating Revenues	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 130,863	$ 126,034	$ 125,980
Selling, general and administrative expense									31,083	28,592	28,102
Equity in losses of unconsolidated businesses									(186)	(77)	(98)
Income Before Provision For Income Taxes									19,623	20,594	20,986
Provision for income taxes									(3,584)	9,956	(7,378)
Net income attributable to noncontrolling interests									511	449	481
Net income attributable to Verizon	1,939	4,924	4,120	4,545	18,669	3,620	4,362	3,450	15,528	30,101	13,127
Net Income	2,065	$ 5,062	$ 4,246	$ 4,666	18,783	$ 3,736	$ 4,478	$ 3,553	16,039	30,550	13,608
Current assets
Accounts receivable, net of allowance	25,102				23,493				25,102	23,493		$ 23,546
Prepaid expenses and other	5,453				3,307				5,453	3,307		5,321
Investments in unconsolidated businesses	671				1,039				671	1,039		1,041
Other assets	11,717				9,787				11,717	9,787		10,966
Current liabilities
Accounts payable and accrued liabilities	22,501				21,232				22,501	21,232
Other current liabilities	8,239				8,352				8,239	8,352		7,811
Deferred income taxes	33,795				31,232				33,795	31,232		32,209
Other liabilities	13,922				12,433				13,922	12,433		12,339
Equity
Retained earnings	43,542				35,635				43,542	35,635		37,867
Noncontrolling interests	1,565				$ 1,591				1,565	1,591		1,635
Accounting Standards Update 2014-09
Current assets
Accounts receivable, net of allowance												53
Prepaid expenses and other												2,014
Investments in unconsolidated businesses												2
Other assets												1,238
Current liabilities
Other current liabilities												(541)
Deferred income taxes												1,008
Other liabilities												(94)
Equity
Retained earnings												2,890
Noncontrolling interests												$ 44
Balances without adoption of Topic 606
Operating Revenues
Operating Revenues									130,438
Selling, general and administrative expense									32,588
Equity in losses of unconsolidated businesses									(187)
Income Before Provision For Income Taxes									17,771
Provision for income taxes									(3,104)
Net income attributable to noncontrolling interests									481
Net income attributable to Verizon									14,186
Net Income									14,667
Current assets
Accounts receivable, net of allowance	24,759								24,759
Prepaid expenses and other	2,902								2,902
Investments in unconsolidated businesses	668								668
Other assets	9,631								9,631
Current liabilities
Accounts payable and accrued liabilities	21,727								21,727
Other current liabilities	8,805								8,805
Deferred income taxes	33,082								33,082
Other liabilities	14,166								14,166
Equity
Retained earnings	39,310								39,310
Noncontrolling interests	1,491								1,491
Adjustments | Accounting Standards Update 2014-09
Operating Revenues
Operating Revenues									425
Selling, general and administrative expense									(1,505)
Equity in losses of unconsolidated businesses									1
Income Before Provision For Income Taxes									1,852
Provision for income taxes									(480)
Net income attributable to noncontrolling interests									30
Net income attributable to Verizon									1,342
Net Income									1,372
Current assets
Accounts receivable, net of allowance	343								343
Prepaid expenses and other	2,551								2,551
Investments in unconsolidated businesses	3								3
Other assets	2,086								2,086
Current liabilities
Accounts payable and accrued liabilities	774								774
Other current liabilities	(566)								(566)
Deferred income taxes	713								713
Other liabilities	(244)								(244)
Equity
Retained earnings	4,232								4,232
Noncontrolling interests	$ 74								74
Service and other
Operating Revenues
Operating Revenues									108,605	107,145	108,468
Service and other | Balances without adoption of Topic 606
Operating Revenues
Operating Revenues									109,964
Service and other | Adjustments | Accounting Standards Update 2014-09
Operating Revenues
Operating Revenues									(1,359)
Equipment
Operating Revenues
Operating Revenues									22,258	18,889	17,512
Cost of services and equipment									23,323	22,147	22,238
Equipment | Balances without adoption of Topic 606
Operating Revenues
Operating Revenues									20,474
Cost of services and equipment									23,189
Equipment | Adjustments | Accounting Standards Update 2014-09
Operating Revenues
Operating Revenues									1,784
Cost of services and equipment									134
Service
Operating Revenues
Cost of services and equipment									32,185	$ 30,916	$ 30,463
Service | Balances without adoption of Topic 606
Operating Revenues
Cost of services and equipment									32,240
Service | Adjustments | Accounting Standards Update 2014-09
Operating Revenues
Cost of services and equipment									$ (55)